Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 789	$ 24,959
Less accumulated depreciation		(13,538)
Property, plant and equipment, net	789	11,421
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		77
Processing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	110	121
Surgical Instruments [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	541	24,070
Office Equipment, Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	122	597
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 16	37
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 57